INCOME TAXES (Tables)	12 Months Ended
May 31, 2026
Major components of tax expense (income) [abstract]
Disclosure of Detailed Information About Reconciliation of Provision for Income Taxes [Table Text Block]
	Year ended May 31, 2026 $	Year ended May 31, 2025 $
Loss before income taxes	(26,849,013)	(12,145,790)
Statutory rate	26.98%	26.97%
Expected income tax recovery	(7,244,516)	(3,276,235)
Deductible and non-deductible items	3,287,148	529,315
True-up of prior year amounts	1,056,789	(386,442)
Unrecognized benefit of non-capital losses	2,900,579	3,133,362
Total income taxes	-	-

Disclosure of Detailed Information About Unrecognized Temporary Differences and Tax Losses [Table Text Block]
	Year ended May 31, 2026 $	Year ended May 31, 2025 $
Tax loss carry forwards	33,514,000	25,435,000
Property and equipment and intangible assets	(675,000)	(337,000)
Other temporary differences	(11,000)	(11,000)
Finance costs and financing allowance	4,182,000	1,162,000
Valuation allowance	(37,010,000)	(26,249,000)
Total deductible temporary differences not recognized	-	-

Disclosure of Detailed Information About Non-Capital Losses [Table Text Block]
	Year of Origin	Year of Expiry	Amount $
	2012	2032	30,713
	2013	2033	127,913
	2014	2034	46,501
	2015	2035	75,044
	2016	2036	103,332
	2017	2037	177,009
	2018	2038	347,092
	2019	2039	457,633
	2020	2040	533,468
	2021	2041	902,646
	2022	2042	3,090,215
	2023	2043	4,313,207
	2024	2044	5,286,752
	2025	2045	6,999,229
	2026	2046	11,023,600
Total tax loss carry forwards			33,514,354